Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory	$ 1,645,209	$ 1,291,279
Lubricant [Member]
Inventory	1,526,221	788,426
Victualing [Member]
Inventory	118,988	140,716
Bunkers [Member]
Inventory		$ 362,137